Long-term debt and interest and other costs - Components of Long-Term Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	May 31, 2022	May 31, 2020	Feb. 29, 2020	Nov. 30, 2016	Jul. 31, 2016	Sep. 30, 2013
Debt Instrument [Line Items]
Other	€ 0.7		€ 2.3
Long-term debt	4,631.6		4,260.4
Less: current portion of long-term debt	0.1		746.2
Non-current portion of long-term debt	4,631.5		3,514.2
3.375% Senior Notes Due 2023
Debt Instrument [Line Items]
Principal amount	0.0		744.6						€ 750.0
Interest rate on principal amount (in percentage)									3.375%
1.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Principal amount	936.8		893.9					€ 1,000.0
Interest rate on principal amount (in percentage)								1.375%
1.625% Senior Notes Due 2027
Debt Instrument [Line Items]
Principal amount	701.3		666.8				€ 750.0
Interest rate on principal amount (in percentage)							1.625%
0.250% Senior Notes due 2030
Debt Instrument [Line Items]
Principal amount	743.7		742.7			€ 750.0
Interest rate on principal amount (in percentage)						0.25%
0.625% Senior Notes Due 2029
Debt Instrument [Line Items]
Principal amount	747.9		747.5		€ 750.0
Interest rate on principal amount (in percentage)					0.625%
2.250% Senior Notes Due 2032
Debt Instrument [Line Items]
Principal amount	472.1		440.3	€ 500.0
Interest rate on principal amount (in percentage)				2.25%
Debt Assumed In Berliner Glas Acquisition
Debt Instrument [Line Items]
Principal amount	20.5		22.3
3.500% Senior Notes Due 2035
Debt Instrument [Line Items]
Principal amount	€ 1,008.6	€ 1,000.0	€ 0.0
Interest rate on principal amount (in percentage)		3.50%